SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policy [Line Items]
Other long-term liabilities	$ 35,330	$ 36,222
Other Long-Term Liabilities [Member]
Summary of Significant Accounting Policy [Line Items]
Other long-term liabilities	3
Unearned Revenue [Member]
Summary of Significant Accounting Policy [Line Items]
Other long-term liabilities	10,500	10,000
Trade Discount [Member]
Summary of Significant Accounting Policy [Line Items]
Other long-term liabilities	$ 24,827	$ 26,222